UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  10/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 100.0%
		AEROSPACE/DEFENSE - 4.1%
	2,110	Aerovironment, Inc. *	$ 75,791
	2,870	Argon ST, Inc. *	59,868
	2,740	Cubic Corp.	60,965
	1,300	Elbit Systems Ltd.	62,985
	3,940	Herley Industries, Inc. *	52,402
	660	Kaman Corp. Class A	16,850
	690	L-3 Communications Holdings, Inc.	56,007
	300	United Technologies Corp.	16,488
			401,356
		BIOTECHNOLOGY - 0.2%
	800	Enzo Biochem, Inc. *	4,616
	1,420	WuXi PharmaTech Cayman, Inc. ADR *	13,291
			17,907
		CHEMICALS - 0.5%
	420	EI Du Pont de Nemours & Co.	13,440
	570	International Flavors & Fragrances, Inc.	18,172
	870	Olin Corp.	15,799
			47,411
		COAL - 0.2%
	360	Walter Industries, Inc.	13,950

		COMMERCIAL SERVICES - 15.2%
	6,170	ABM Industries, Inc.	100,756
	1,030	Albany Molecular Research Inc *	13,029
	820	American Public Education, Inc. *	36,301
	670	Apollo Group, Inc. Class A *	46,572
	1,080	Arbitron, Inc.	35,186
	17,490	BearingPoint, Inc. *	3,671
	960	Capella Education Co. *	45,504
	2,500	Career Education Corp. *	39,525
	410	Chemed Corp.	17,954
	9,960	ChinaEdu Corp. ADR *	37,350
	2,640	Corinthian Colleges, Inc. *	37,699
	1,540	Corporate Executive Board Co.	45,938
	1,060	CoStar Group, Inc. *	38,181
	800	DeVry, Inc.	45,352
	2,200	Edgewater Technology, Inc. *	4,730
	6,050	FirstService Corp. *	73,386
	1,100	Forrester Research, Inc. *	30,855
	2,120	Gartner, Inc. *	39,008
	1,410	Genpact Ltd. *	11,040
	3,120	Hackett Group, Inc. *	9,298

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		COMMERCIAL SERVICES (continued)
	6,100	Hooper Holmes, Inc. *	$ 3,965
	650	Integramed America, Inc. *	3,354
	5,660	Integrated Electrical Services, Inc. *	69,222
	1,910	Interactive Data Corp.	45,038
	490	ITT Educational Services, Inc. *	42,948
	1,500	K12, Inc. *	41,070
	300	Kendle International, Inc. *	5,421
	3,140	Learning Tree International, Inc. *	40,035
	3,120	Lincoln Educational Services Corp. *	45,115
	389	Luna Innovations, Inc. *	1,023
	3,440	Medifast, Inc. *	18,576
	1,420	Moody's Corp.	36,352
	870	Morningstar, Inc. *	32,573
	630	New Oriental Education & Technology Group ADR *	40,289
	650	Parexel International Corp. *	6,760
	450	Pharmaceutical Product Development, Inc.	13,941
	300	PharmaNet Development Group, Inc. *	480
	5,252	Princeton Review, Inc. *	29,254
	1,790	RCM Technologies, Inc. *	2,041
	7,100	Rollins, Inc.	124,747
	200	Strayer Education, Inc.	45,254
	1,040	Team, Inc. *	28,881
	2,320	Universal Technical Institute, Inc. *	38,280
	7,980	Versar, Inc. *	30,324
	610	Weight Watchers International, Inc.	19,081
			1,475,359
		COMPUTERS - 7.8%
	410	Accenture Ltd.	13,550
	310	Affiliated Computer Services, Inc. *	12,710
	4,120	BluePhoenix Solutions Ltd. *	11,042
	310	CACI International, Inc. *	12,766
	1,860	CGI Group, Inc. *	14,880
	2,240	Ciber, Inc. *	12,096
	680	Cognizant Technology Solutions Corp. *	13,056
	420	Computer Sciences Corp. *	12,667
	2,410	Computer Task Group, Inc. *	12,026
	740	DST Systems, Inc. *	30,037
	560	Dynamics Research Corp. *	4,312
	6,050	Electronics for Imaging, Inc. *	64,130
	1,620	eLoyalty Corp. *	5,265
	1,770	iGate Corp. *	12,018
	1,010	IHS, Inc. *	35,744
	14,470	Immersion Corp. *	74,955
	130	International Business Machines Corp.	12,086

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		COMPUTERS (Continued)
	2,200	INX, Inc. *	$ 12,584
	2,050	Jack Henry & Associates, Inc.	38,970
	2,590	Lexmark International, Inc. *	66,900
	3,610	Logitech International SA ADR *	53,392
	118	Mastech Holdings, Inc. *	183
	550	NCI, Inc. *	13,090
	1,370	Ness Technologies, Inc. *	10,124
	17,010	NetSol Technologies, Inc. *	25,005
	4,671	NYFIX, Inc. *	7,053
	900	Perot Systems Corp. *	12,951
	690	SRA International, Inc. *	12,751
	2,790	Synaptics, Inc. *	86,183
	600	Syntel, Inc.	14,922
	2,340	TechTeam Global, Inc. *	13,689
	660	Telvent GIT SA	7,801
	500	Transact Technologies, Inc. *	3,500
	4,870	Unisys Corp.	7,402
	700	VanceInfo Technologies, Inc. ADR *	5,180
	2,407	Virtusa Corp. *	13,263
			758,283
		COSMETICS - 2.1%
	830	Alberto-Culver Co.	21,356
	540	Avon Products, Inc.	13,408
	2,070	Bare Escentuals, Inc. *	8,653
	290	Chattem, Inc. *	21,944
	300	Colgate-Palmolive Co.	18,828
	1,140	Elizabeth Arden, Inc. *	19,711
	450	Estee Lauder Cos., Inc.	16,218
	1,660	Inter Parfums, Inc.	19,356
	4,370	Parlux Fragrances, Inc. *	14,115
	3,770	Physicians Formula Holdings, Inc. *	13,308
	320	Procter & Gamble Co.	20,653
	1,509	Revlon, Inc. *	17,942
			205,492
		DISTRIBUTION / WHOLESALE - 0.1%
	60	Mitsui & Co. Ltd. ADR	11,537

		ELECTRIC - 0.1%
	590	MDU Resources Group, Inc.	10,744

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
	410	Emerson Electric Co.	13,419
	240	Hitachi Ltd. ADR	11,290
			24,709

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		ELECTRONICS - 6.3%
	1,170	Axsys Technologies, Inc. *	$ 77,255
	4,400	Benchmark Electronics, Inc. *	52,756
	9,510	Celestica, Inc. *	47,455
	4,790	CTS Corp.	33,482
	8,650	Flextronics International Ltd. *	36,157
	1,750	Flir Systems, Inc. *	56,175
	6,420	Jabil Circuit Inc	53,992
	600	Koninklijke Philips Electronics NV ADR	11,100
	4,070	LaBarge, Inc. *	55,962
	12,990	Merix Corp. *	7,404
	7,500	NAM TAI Electronics, Inc.	57,000
	2,960	Plexus Corp. *	55,234
	31,850	Sanmina-SCI Corp. *	23,887
	200	Sigmatron International, Inc. *	668
	700	Sypris Solutions, Inc.	651
	6,050	TTM Technologies, Inc. *	43,318
			612,496
		ENGINEERING & CONSTRUCTION - 0.9%
	5,120	EMCOR Group, Inc. *	90,982

		ENVIRONMENTAL CONTROL - 4.9%
	3,300	Allied Waste Industries, Inc. *	34,386
	1,410	American Ecology Corp.	24,731
	1,840	Calgon Carbon Corp. *	24,509
	3,190	Casella Waste Systems, Inc. *	16,078
	570	Clean Harbors, Inc. *	37,375
	2,740	Heritage-Crystal Clean, Inc. *	27,537
	3,650	Industrial Services of America, Inc.	28,287
	18,380	Perma-Fix Environmental Services *	24,813
	1,250	Republic Services, Inc.	29,625
	640	Stericycle, Inc. *	37,395
	1,550	Tetra Tech, Inc. *	34,084
	12,040	TRC Cos, Inc. *	21,792
	1,090	Waste Connections, Inc. *	36,896
	1,190	Waste Management, Inc.	37,164
	5,050	Waste Services, Inc. *	30,199
	7,980	WCA Waste Corp. *	25,935
			470,806
		FOOD - 2.7%
	900	American Dairy, Inc. *	10,584
	2,900	Dean Foods Co. *	63,394
	7,940	Groupe Danone ADR	88,928
	450	Lancaster Colony Corp.	14,193
	500	Lifeway Foods, Inc. *	5,000
	10	Seaboard Corp.	13,400
	1,580	Wimm-Bill-Dann Foods ADR *	69,425
			264,924
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		HEALTHCARE -PRODUCTS - 1.4%
	200	CardioNet, Inc. *	$ 5,118
	2,030	Hanger Orthopedic Group, Inc. *	33,820
	7,440	LCA-Vision, Inc.	25,445
	300	Medtox Scientific, Inc. *	2,955
	35,160	Merge Healthcare, Inc.	33,050
	13,990	TLC Vision Corp. *	5,176
	2,500	Vital Images, Inc. *	32,625
			138,189
		HEALTHCARE - SERVICES - 6.7%
	660	Air Methods Corp. *	11,075
	1,820	Alliance Imaging, Inc. *	14,833
	930	Almost Family, Inc. *	44,789
	730	Amedisys, Inc. *	41,179
	300	American Shared Hospital Services *	354
	300	Arcadia Resources, Inc. *	87
	2,200	Bio-Imaging Technologies, Inc. *	8,932
	650	Bio-Reference Labs, Inc. *	15,983
	5,510	Continucare Corp. *	13,004
	210	Covance, Inc. *	10,500
	620	DaVita, Inc. *	35,185
	12,200	Encorium Group, Inc. *	4,026
	680	Fresenius Medical Care AG & Co. KGaA ADR	30,654
	300	Genoptix, Inc. *	10,032
	1,320	Gentiva Health Services, Inc. *	35,838
	1,920	Healthsouth Corp. *	24,077
	490	Icon PLC ADR *	12,431
	730	IPC The Hospitalist Co, Inc. *	14,863
	270	Laboratory Corp. of America Holdings *	16,602
	1,250	LHC Group, Inc. *	44,100
	1,180	Lincare Holdings, Inc. *	31,093
	1,400	MDS, Inc. *	14,896
	2,200	Nighthawk Radiology Holdings, Inc. *	10,098
	7,300	NovaMed, Inc. *	25,842
	500	Orchid Cellmark, Inc. *	590
	660	Pediatrix Medical Group, Inc. *	25,509
	2,200	PHC, Inc. *	4,378
	930	Psychiatric Solutions, Inc. *	30,960
	360	Quest Diagnostics, Inc.	16,848
	6,750	RadNet, Inc. *	23,220
	1,600	RehabCare Group, Inc. *	27,408
	2,120	US Physical Therapy, Inc. *	29,426
	2,290	Virtual Radiologic Corp. *	19,923
			648,735

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		HOLDING COMPANIES - DIVERSIFIED - 0.2%
	1,210	China Natural Resources, Inc. *	$ 9,922
	410	Leucadia National Corp.	11,004
			20,926
		HOUSEHOLD PRODUCTS - 0.7%
	290	Fortune Brands, Inc.	11,061
	990	Helen of Troy Ltd. *	17,810
	350	Kimberly-Clark Corp.	21,452
	2,530	Prestige Brands Holdings, Inc. *	17,481
			67,804
		INTERNET - 2.2%
	9,100	Access Integrated Technologies, Inc. *	10,829
	808	comScore, Inc. *	9,858
	1,470	ePlus, Inc. *	12,436
	3,050	eResearchTechnology, Inc. *	19,703
	1,500	Harris Interactive, Inc. *	1,740
	3,280	HLTH Corp. *	27,191
	500	Lionbridge Technologies *	870
	2,270	NIC, Inc.	12,190
	1,270	NutriSystem, Inc. 8	17,970
	5,720	Online Resources Corp. *	20,020
	2,510	Perficient, Inc. *	13,780
	6,530	S1 Corp. *	40,943
	13,940	Safeguard Scientifics, Inc. *	10,873
	2,150	Sapient Corp. *	11,804
	300	Trx, Inc. *	267
			210,474
		IRON / STEEL - 3.7%
	2,000	AK Steel Holding Corp.	27,840
	1,050	ArcelorMittal ADR	27,563
	2,440	Cia Siderurgica Nacional SA ADR	33,184
	4,670	Gerdau SA ADR	29,935
	5,840	Grupo Simec SAB de CV ADR *	32,178
	2,890	Mechel Steel ADR	26,501
	1,310	Nucor Corp.	53,068
	570	POSCO ADR	38,298
	3,030	Steel Dynamics, Inc.	36,118
	2,940	Ternium SA ADR	25,901
	670	United States Steel Corp.	24,710
			355,296
		MACHINERY-DIVERSIFIED - 0.4%
	1,706	Zebra Technologies Corp. *	34,529

		MEDIA - 0.5%
	920	Factset Research Systems, Inc.	35,687
	630	Thomson Reuters Corp.	14,792
			50,479
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		METAL FABRICATE / HARDWARE - 0.8%
	1,510	Ampco-Pittsburgh Corp.	$ 35,696
	2,530	Norsk Hydro ASA ADR	10,500
	1,390	Tenaris SA ADR	28,620
			74,816
		MISCELLANEOUS MANUFACTURING - 2.6%
	250	3M Co.	16,075
	560	Carlisle Cos., Inc.	13,020
	530	Crane Co.	8,676
	270	Eaton Corp.	12,042
	350	ESCO Technologies, Inc. *	12,075
	1,240	Federal Signal Corp.	10,552
	660	General Electric Co.	12,877
	1,870	Griffon Corp. *	15,783
	450	Harsco Corp.	10,652
	410	Honeywell International, Inc.	12,485
	310	ITT Corp.	13,795
	440	Raven Industries, Inc.	14,164
	190	Siemens AG ADR	11,429
	220	SPX Corp.	8,523
	610	Standex International Corp.	15,744
	270	Teleflex, Inc.	14,307
	1,690	Tomkins Plc ADR	12,438
	1,010	Tredegar Corp.	14,867
	2,580	Trimas Corp. *	10,191
	460	Tyco International Ltd.	11,629
			251,324
		OIL & GAS - 9.8%
	2,650	Abraxas Petroleum Corp. *	5,830
	2,750	American Oil & Gas, Inc. *	4,950
	160	Anadarko Petroleum Corp.	5,648
	80	Apache Corp.	6,586
	690	Approach Resources, Inc. *	7,521
	200	Arena Resources, Inc. *	6,096
	240	Atlas America, Inc.	5,498
	280	Atlas Energy Resources LLC	6,185
	340	ATP Oil & Gas Corp. *	4,094
	1,020	Atwood Oceanics, Inc. *	28,030
	63,210	Aurora Oil & Gas Corp. *	6,321
	210	Berry Petroleum Co. Class A	4,893
	250	Bill Barrett Corp. *	5,100
	9,900	Blue Dolphin Energy Co. *	5,445
	530	BPZ Resources, Inc. *	5,247
	480	BreitBurn Energy Partners LP	5,395
	740	Brigham Exploration Co. *	5,802

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		OIL & GAS (continued)
	3,640	Bronco Drilling Co, Inc. *	$ 28,101
	220	Cabot Oil & Gas Corp.	6,175
	420	Callon Petroleum Co. *	4,334
	3,070	Cano Petroleum, Inc. *	1,781
	200	Carrizo Oil & Gas, Inc. *	4,678
	3,180	Cheniere Energy, Inc. *	11,893
	200	Chesapeake Energy Corp.	4,394
	190	Cimarex Energy Co.	7,687
	110	Clayton Williams Energy, Inc. *	5,327
	310	CNX Gas Corp. *	7,840
	160	Comstock Resources, Inc. *	7,907
	280	Concho Resources, Inc. *	5,950
	700	Constellation Energy Partners LLC	5,887
	140	Contango Oil & Gas Co. *	7,700
	170	Continental Resources, Inc. *	5,506
	950	CREDO Petroleum Corp. *	8,313
	2,650	Crusader Energy Group, Inc. *	5,300
	510	Delta Petroleum Corp. *	4,794
	430	Denbury Resources, Inc. *	5,465
	100	Devon Energy Corp.	8,086
	360	Diamond Offshore Drilling, Inc.	31,968
	310	Dorchester Minerals LP	6,947
	4,560	Edge Petroleum Corp. *	2,690
	190	Encore Acquisition Co. *	5,919
	2,700	Energy XXI Bermuda Ltd.	5,319
	650	ENSCO International, Inc.	24,707
	100	EOG Resources, Inc.	8,092
	350	EV Energy Partner LP	6,374
	2,670	Evolution Petroleum Corp. *	4,352
	500	EXCO Resources, Inc. *	4,595
	160	Forest Oil Corp. *	4,674
	3,700	Gasco Energy, Inc. *	2,960
	11,740	Gastar Exploration Ltd. *	7,044
	1,450	GeoMet, Inc. *	4,278
	600	Georesources, Inc. *	8,964
	210	Goodrich Petroleum Corp. *	5,830
	4,930	Grey Wolf, Inc. *	31,651
	820	Gulfport Energy Corp. *	5,781
	860	Helmerich & Payne, Inc.	29,507
	2,450	Hercules Offshore, Inc. *	17,861
	14,920	Hyperdynamics Corp. *	15,069
	5,950	Ivanhoe Energy, Inc. *	6,307
	540	Linn Energy LLC	8,991

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		OIL & GAS (continued)
	2,077	Magellan Petroleum Corp. *	$ 1,620
	360	Mariner Energy, Inc. *	5,180
	340	McMoRan Exploration Co. *	4,825
	1,490	Nabors Industries Ltd. *	21,426
	200	Newfield Exploration Co. *	4,596
	1,500	NGAS Resources, Inc. *	4,725
	880	Noble Corp.	28,345
	130	Noble Energy, Inc.	6,737
	130	Occidental Petroleum Corp.	7,220
	320	Panhandle Oil and Gas, Inc.	8,000
	4,780	Parker Drilling Co. *	24,474
	1,860	Patterson-UTI Energy, Inc.	24,682
	140	Penn Virginia Corp.	5,204
	380	PetroHawk Energy Corp. *	7,201
	150	Petroleum Development Corp. *	3,107
	530	Petroquest Energy, Inc. *	5,274
	2,800	Pioneer Drilling Co. *	21,672
	140	Pioneer Natural Resources Co.	3,896
	470	Pioneer Southwest Energy Partners LP	6,730
	230	Plains Exploration & Production Co. *	6,486
	2,240	Precision Drilling Trust	24,058
	1,260	Pride International, Inc. *	23,675
	370	Quicksilver Resources, Inc. *	3,874
	200	Range Resources Corp.	8,444
	460	Rex Energy Corp. *	3,119
	1,200	Rowan Cos, Inc.	21,768
	1,980	Royale Energy, Inc. *	7,009
	420	SandRidge Energy, Inc. *	4,494
	220	Southwestern Energy Co. *	7,836
	230	St Mary Land & Exploration Co.	5,725
	257	Stone Energy Corp. *	7,797
	62,490	Storm Cat Energy Corp. *	4,681
	210	Swift Energy Co. *	6,737
	50,220	Transmeridian Exploration, Inc. *	10,541
	350	Transocean, Inc. *	28,816
	980	TXCO Resources, Inc. *	5,135
	130	Ultra Petroleum Corp. *	6,052
	750	Unit Corp. *	28,155
	660	Vanguard Natural Resources LLC	6,105
	510	Venoco, Inc. *	2,157
	280	W&T Offshore, Inc.	5,368
	780	Warren Resources, Inc. *	4,126
	100	Whiting Petroleum Corp. *	5,199
	202	XTO Energy, Inc.	7,262
			955,172

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		OIL & GAS SERVICES - 0.2%
	20,510	Particle Drilling Technologies, Inc. *	$ 3,897
	3,510	Union Drilling, Inc. *	19,235
			23,132
		PHARMACEUTICALS - 8.5%
	1,030	Barr Pharmaceuticals, Inc. *	66,188
	5,390	Caraco Pharmaceutical Laboratories Ltd. *	54,816
	720	Catalyst Health Solutions, Inc. *	12,146
	250	Express Scripts, Inc. *	15,153
	600	Herbalife Ltd.	14,658
	6,860	Hi-Tech Pharmacal Co., Inc. *	50,009
	2,970	KV Pharmaceutical Co. *	50,490
	5,610	Mannatech, Inc.	22,496
	1,260	Matrixx Initiatives, Inc.	20,651
	420	Medco Health Solutions, Inc.	15,939
	5,900	Mylan, Inc. *	50,563
	200	Natural Health Trends Corp. *	84
	760	NBTY, Inc. *	17,761
	790	Nutraceutical International Corp. *	7,229
	13,030	Nutrition 21, Inc. *	2,997
	2,250	Obagi Medical Products, Inc. *	18,720
	5,110	Par Pharmaceutical Cos., Inc. *	51,100
	1,750	Perrigo Co.	59,500
	830	PharMerica Corp. *	17,040
	4,450	Reliv International, Inc.	23,318
	3,290	Schiff Nutrition International, Inc. *	19,378
	7,760	Simcere Pharmaceutical Group ADR *	43,689
	2,450	SXC Health Solutions Corp	32,022
	1,470	Teva Pharmaceutical Industries Ltd. ADR	63,034
	550	USANA Health Sciences, Inc. *	20,867
	640	VCA Antech, Inc. *	11,584
	2,360	Watson Pharmaceuticals, Inc. *	61,761
			823,193
		RETAIL - 0.3%
	1,500	Allion Healthcare, Inc. *	6,495
	7,780	HearUSA, Inc. *	7,780
	1,380	Nu Skin Enterprises, Inc. *	17,788
			32,063
		SOFTWARE - 8.8%
	6,820	Accelrys, Inc. *	32,668
	2,380	ACI Worldwide, Inc. *	32,606
	1,380	Acxiom Corp.	10,847
	1,180	Advent Software, Inc.	22,113
	3,090	Allscripts-Misys Healthcare Solutions, Inc.	20,085
	15,123	AMICAS, Inc. *	27,978

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		SOFTWARE (Continued)
	3,840	ATA, Inc. ADR *	$ 31,872
	1,130	athenahealth, Inc. *	34,578
	4,010	Bottomline Technologies, Inc. *	31,599
	840	Cerner Corp. *	31,273
	1,290	Computer Programs & Systems, Inc.	35,720
	510	Dun & Bradstreet Corp.	37,582
	1,790	Eclipsys Corp. *	26,582
	18,380	Emageon, Inc. *	44,847
	3,060	EPIQ Systems, Inc. *	41,585
	1,810	Fair Isaac Corp.	28,218
	7,280	infoGROUP, Inc.	32,469
	480	Infosys Technologies Ltd. ADR	14,074
	1,740	Innodata Isogen, Inc. *	2,854
	1,320	Intuit, Inc. *	33,079
	260	Mantech International Corp. *	14,024
	2,180	MedAssets, Inc. *	31,457
	1,840	Patni Computer Systems Ltd. ADR	10,672
	2,330	Pegasystems, Inc.	30,476
	1,790	Phase Forward, Inc. *	25,543
	4,570	Quadramed Corp. *	27,192
	890	Quality Systems, Inc.	34,256
	970	Satyam Computer Services Ltd. ADR	15,258
	24,480	Simulations Plus, Inc. *	29,376
	1,030	Tyler Technologies, Inc. *	13,998
	33,600	US Dataworks, Inc. *	8,736
	1,610	Wipro Ltd. ADR	12,461
	3,980	Yucheng Technologies Ltd. *	28,417
			854,495
		TELECOMMUNICATIONS - 1.3%
	570	Amdocs Ltd. *	12,859
	3,880	Applied Signal Technology, Inc.	69,530
	4,650	CPI International, Inc. *	45,849
			128,238
		TRANSPORTATION - 5.6%
	670	Burlington Northern Santa Fe Corp.	59,670
	2,200	CH Robinson Worldwide, Inc.	113,916
	3,220	Expeditors International of Washington, Inc.	105,133
	14,270	Grupo TMM SA ADR *	11,701
	2,980	HUB Group, Inc. Class A *	93,721
	6,820	Pacer International, Inc.	76,998
	6,610	UTi Worldwide, Inc.	77,734
			538,873
		TRUCKING & LEASING - 0.8%
	7,390	Textainer Group Holdings Ltd.	81,512

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2008 (Unaudited)
	Shares		Value
		WATER - 0.1%
	430	Pico Holdings, Inc. *	$ 10,767

		TOTAL COMMON STOCKS (Cost $13,472,313)	9,705,973

		SHORT-TERM INVESTMENTS - 0.3%
	26,886	Goldman Sachs Financial Square Treasury Instruments Fund, 1.93% **	26,886
		(Cost $ 26,886)

		TOTAL INVESTMENTS - 100.3% (Cost $13,499,199) (a)	$ 9,732,859
		OTHER LIABILITIES LESS ASSETS - (0.3%)	(28,158)
		NET ASSETS - 100.0%	$ 9,704,701

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substaintally the same and differs
	from market value by net unrealized appreciation / depreciation of securities as follows:
		Unrealized appreciation	$ 253,913
		Unrealized depreciation	(4,020,253)
		Net unrealized depreciation	$ (3,766,340)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.
ADR - American Depositary Receipts

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

	The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of October 31, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 9,705,973	$ -
Level 2 - Other Significant Observable Prices	26,886	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 9,732,859	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/08